Investments	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Investments

4. INVESTMENTS

	2013	2014	2014
	Rmb	Rmb	US$
Trading securities:
Adjusted cost	78,291	73,531	11,851
Unrealized gains	4,098	936	151
Unrealized losses	(45,820)	(43,835)	(7,065)

Total at fair value	36,569	30,632	4,937

Equity securities listed in Hong Kong	19,433	11,602	1,870
Equity securities listed in Singapore	17,136	19,030	3,067

Total	36,569	30,632	4,937

Available-for-sale securities:
Equity securities listed in Hong Kong:
Cost	13,697	14,023	2,260
Impairment recognized in earnings	—	—	—

Adjusted amortized cost	13,697	14,023	2,260
Unrealized gains	7,041	5,664	913
Exchange differences	(108)	50	8

Total at fair value	20,630	19,737	3,181

As of the end of reporting period, the Company considers the declines in market value of its marketable securities in its investment portfolio not to be other than temporary in nature and no impairment is recorded. Fair values were determined using closing prices of each individual security in the investment portfolio. When evaluating an investment for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below its cost basis, the financial condition of the issuer and any changes thereto, and the Company’s intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment’s cost basis. No impairment loss was recognized for the years presented.